Long-Term Equity Investments - Summary of Warrants Held (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Long Term Investments - warrants held [line items]
Long-term investments - warrants held		$ 124
Fair value adjustment on share purchase warrants held	$ (124)	(6)
Kutcho [member]
Long Term Investments - warrants held [line items]
Long-term investments - warrants held		124
Fair value adjustment on share purchase warrants held	$ (124)	$ (6)